Average Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 20% Portfolio	Apr. 29, 2024
VIP FundsManager 20% Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.15%
Past 5 years	3.90%
Past 10 years	3.19%
VIP FundsManager 20% Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	7.91%
Past 5 years	3.74%
Past 10 years	3.03%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0900
Average Annual Return:
Past 1 year	8.69%
Past 5 years	3.83%
Past 10 years	3.26%